Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivables, Net
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Accounts receivable	368,660	502,095	73,719
Less: allowance for credit loss	(25,877)	(26,138)	(3,837)
Accounts receivable, net	342,783	475,957	69,882

Schedule of Movement of Allowance of Doubtful Accounts

Movement of allowance of doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Beginning balance	22,589	25,877	3,799
Charge to expense	3,288	261	38
Ending balance	25,877	26,138	3,837